CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 692,837	$ 186,722	$ 784,525
Accounts Receivable	1,768,428	1,870,562	2,753,199
Inventory	66,344	615,096
Intercompany
Prepaid fees	323,924
Accounts Receivable - Other	25,193	30,021	199,701
Total Current Assets	2,876,726	2,702,401	3,737,425
OTHER ASSETS
Cash - restricted	246,328	198,943	141,102
Processing and rail facility	2,914,422	2,914,422	2,914,422
Underground equipment	9,315,392	8,887,045	7,500,512
Surface equipment	4,439,263	3,957,603	3,751,054
Mining rights	2,217,952
Less Accumulated Depreciation	(5,950,125)	(4,820,569)	(2,262,855)
Land	178,683	178,683	178,683
Accounts Receivable - Other	94,769	127,718	196,347
Note Receivable	4,117,139	4,117,139	4,117,139
Total Other Assets	17,573,823	15,560,984	16,536,404
TOTAL ASSETS	20,450,549	18,263,385	20,273,829
CURRENT LIABILITIES
Accounts payable	4,994,777	5,360,537	2,196,060
Accrued management fee		17,840,615	17,840,615
Accrued interest	591,344	336,570	122,945
Accrued dividend on Series B	87,157
Funds held for others	24,052	82,828	24,987
Due to affiliate	124,000	124,000	74,000
Current portion of long term-debt (net of issuance costs and debt discount)	13,120,060	9,645,154	4,431,006
Current portion of Reclamation liability	2,275,848	2,033,862	519,489
Total Current Liabilities	21,217,238	35,423,566	25,209,102
OTHER LIABILITIES
Long-term portion of note payable (net of issuance costs)	5,282,930	5,081,688	4,964,941
Reclamation liability	20,668,914	17,851,195	17,607,384
Total Other Liabilities	25,951,844	22,932,883	22,572,325
Total Liabilities	47,169,082	58,356,449	47,781,427
STOCKHOLDERS' DEFICIT
Additional paid-in capital	19,367,869	1,527,254	88,193
Accumulated deficit	(46,636,957)	(42,019,595)	(27,651,030)
Total American Resources Corporation's Shareholders' Deficit	(27,267,667)	(40,490,920)	(27,562,355)
Non controlling interest	549,134	397,856	54,757
Total Stockholders' Deficit	(26,718,533)	(40,093,064)	(27,507,598)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	20,450,549	18,263,385	20,273,829
Common Class A [Member]
STOCKHOLDERS' DEFICIT
Common stock, value	89	89
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	482	482	482
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	$ 850	$ 850